Related party transactions - Summary of Provision of services (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of provision of services with related party [Line Items]
Provision of services	¥ 1,521	¥ 1,659	¥ 1,333
Edigene (Beijing) Inc.
Disclosure of provision of services with related party [Line Items]
Provision of services	623	1,071	97
Vcanbio Gene Technology Corp., Ltd.
Disclosure of provision of services with related party [Line Items]
Provision of services			¥ 1,236
TCRCure Biopharma (Beijing) Ltd.
Disclosure of provision of services with related party [Line Items]
Provision of services		¥ 588
TCRCure Biopharma (Chongqing) Ltd.
Disclosure of provision of services with related party [Line Items]
Provision of services	¥ 898